ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2025
ACCUMULATED OTHER COMPREHENSIVE INCOME
ACCUMULATED OTHER COMPREHENSIVE INCOME

18.ACCUMULATED OTHER COMPREHENSIVE INCOME

The accumulated other comprehensive income balance consists of:

	At December 31	At December 31
(in thousands)	2025	2024

Cumulative foreign currency translation	$236	$460
Experience gains-post employment liability
Gross	1,847	1,847
Tax effect	(485)	(485)
	$1,598	$1,822